Fair value measurement of assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [Line Items]
Financial assets at fair value through other comprehensive income	₩ 379,170	₩ 399,495	₩ 0
Financial assets at fair value through profit or loss	747,261	920,935
At fair value
Disclosure of fair value measurement of assets [Line Items]
Financial assets at fair value through other comprehensive income	379,170	399,495
Derivative assets	311,033	102,335
Financial assets at fair value through profit or loss	747,261	920,935
Total	1,437,464	1,422,765
At fair value | Level 1
Disclosure of fair value measurement of assets [Line Items]
Financial assets at fair value through other comprehensive income	201,202	210,056
Derivative assets	0	0
Financial assets at fair value through profit or loss	0	106,600
Total	201,202	316,656
At fair value | Level 2
Disclosure of fair value measurement of assets [Line Items]
Financial assets at fair value through other comprehensive income	0	0
Derivative assets	308,399	100,490
Financial assets at fair value through profit or loss	742,105	809,283
Total	1,050,504	909,773
At fair value | Level 3
Disclosure of fair value measurement of assets [Line Items]
Financial assets at fair value through other comprehensive income	177,968	189,439
Derivative assets	2,634	1,845
Financial assets at fair value through profit or loss	5,156	5,052
Total	₩ 185,758	₩ 196,336